Capital Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2016
Capital Lease Obligations [Abstract]
Schedule of capital leases
	As of December 31,
	2016	2015
Furniture and fixtures	$—	$127
Accumulated depreciation	—	(45)
Net furniture and fixtures	$—	$82

Computer and office equipment	$649	$649
Accumulated depreciation	(281)	(151)
Net computer and office equipment	$368	$498

Schedule of future minimum lease payments under capital leases
Years Ending December 31,	Equipment
2017	161
2018	161
2019	54
Total Minimum Lease Payments	376
Less: Imputed interest	(32)
Capital Lease Obligations(A)	$344

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(A)     Capital lease obligations are included on the Consolidated Balance Sheets in Accrued liabilities for the current portion due and Other liabilities for the non-current portion due as of December 31, 2016.